Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended		12 Months Ended
	Nov. 08, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue
Revenue		$ 74,544	$ 38,146	$ 141,523	$ 258,381
Operating Expenses
Cost of revenue		16,145	18,368	51,966	123,457
Research and development expense		1,255,452	1,751,741	7,206,864	6,475,851
Sales and marketing expense		122,912	164,413	485,440	765,091
General and administrative expense		3,303,503	1,788,385	5,983,238	5,339,351
Total operating expenses		4,698,012	3,722,907	13,727,508	12,703,750
Loss from operations		(3,875,602)	(3,684,761)	(13,585,985)	(12,445,369)
Interest expense, net		(180,072)	(284,236)	(985,549)	(3,317,287)
Other income/(expense)		1,448	(15,207)	(11,046)	(27,277)
Change in fair value of warrants		(453,419)		(43,200)	(501,617)
Loss on extinguishment of debt	$ (108,000)	(207,713)		(108,000)
Net loss and comprehensive loss		(4,715,358)	(3,984,204)	(14,733,780)	(16,291,550)
Accretion of redeemable convertible preferred stock					(346,374)
Net loss attributable to common stockholders		$ (4,715,358)	$ (3,984,204)	$ (14,733,780)	$ (16,637,924)
Net loss per share, basic and diluted (in dollars per share)		$ (0.33)	$ (0.43)	$ (1.35)	$ (2.70)
Weighted-average common shares outstanding, basic and diluted (in shares)		14,157,351	9,307,354	10,951,178	6,153,139